PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Impairment Effects on Earnings Per Share [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	$ 253,662	$ 69,147
One Eighty Holdings Ltd [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	42,101	46,494	$ 125,965	$ 136,039
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	2,484	1,969
Property, Plant and Equipment [Member] | One Eighty Holdings Ltd [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 42,101	$ 46,494
Depreciation, Depletion and Amortization, Nonproduction			$ 125,965	$ 136,039